Schedule of Investments (unaudited)	iShares® U.S. Financial Services ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 40.2%
Bank of America Corp.	4,440,070	$170,321,085
Bank OZK	72,103	2,935,313
BOK Financial Corp.	18,474	1,552,001
Citigroup Inc.	1,217,240	82,309,769
Citizens Financial Group Inc.	251,330	10,596,073
Comerica Inc.	82,584	5,670,218
Commerce Bancshares Inc.	62,600	4,427,698
Cullen/Frost Bankers Inc.	33,528	3,598,225
East West Bancorp. Inc.	83,897	5,969,272
Fifth Third Bancorp.	415,028	15,061,366
First Citizens BancShares Inc./NC, Class A(a)	4,292	3,358,876
First Financial Bankshares Inc.	84,491	4,126,541
First Horizon Corp.	326,072	5,037,812
First Republic Bank/CA	103,761	20,235,470
FNB Corp.	189,254	2,168,851
Glacier Bancorp. Inc.	56,831	2,930,206
Home BancShares Inc./AR	89,890	1,903,870
Huntington Bancshares Inc./OH	870,315	12,254,035
JPMorgan Chase & Co.	1,782,269	270,512,789
KeyCorp.	572,602	11,257,355
M&T Bank Corp.	76,027	10,176,214
People’s United Financial Inc.	253,724	3,983,467
Pinnacle Financial Partners Inc.	45,174	4,048,042
PNC Financial Services Group Inc. (The)	250,246	45,647,373
Popular Inc.	47,753	3,474,508
Prosperity Bancshares Inc.	55,338	3,773,498
Regions Financial Corp.	567,874	10,931,575
Signature Bank/New York NY	34,020	7,721,519
SVB Financial Group(a)(b)	33,074	18,189,377
Synovus Financial Corp.	88,316	3,612,124
Truist Financial Corp.	792,148	43,116,616
U.S. Bancorp.	798,476	44,347,357
UMB Financial Corp.	26,022	2,435,659
Umpqua Holdings Corp.	132,016	2,491,142
United Bankshares Inc./WV	79,600	2,749,384
Valley National Bancorp.	241,130	3,108,166
Webster Financial Corp.	53,882	2,591,724
Wells Fargo & Co.	2,434,023	111,819,017
Western Alliance Bancorp.	61,318	5,691,537
Wintrust Financial Corp.	33,580	2,397,612
Zions Bancorp. NA	96,441	5,029,398
		973,562,134
Capital Markets — 32.8%
Affiliated Managers Group Inc.(a)	24,665	3,907,923
Ameriprise Financial Inc.	68,361	17,607,059
Apollo Global Management Inc., Class A	125,051	7,360,502
Ares Management Corp., Class A	65,375	4,681,504
Bank of New York Mellon Corp. (The)	475,569	24,410,957
BlackRock Inc.(c)	83,507	72,414,765
Blackstone Group Inc. (The), NVS	403,143	46,470,294
Carlyle Group Inc. (The)	69,800	3,522,806
Cboe Global Markets Inc.	63,013	7,465,150
Charles Schwab Corp. (The)	883,310	60,020,914
CME Group Inc.	211,551	44,876,314
Coinbase Global Inc., Class A(a)(b)	15,965	3,777,000
FactSet Research Systems Inc.	22,333	7,979,134
Federated Hermes Inc.	55,549	1,802,010
Franklin Resources Inc.	161,732	4,779,181
Security	Shares	Value

Capital Markets (continued)
Goldman Sachs Group Inc. (The)	200,377	$75,117,330
Interactive Brokers Group Inc., Class A	48,273	2,986,168
Intercontinental Exchange Inc.	331,587	39,734,070
Invesco Ltd.	223,818	5,456,683
Janus Henderson Group PLC	99,249	4,152,578
Jefferies Financial Group Inc.	118,530	3,934,011
KKR & Co. Inc.	342,925	21,864,898
Lazard Ltd., Class A	67,352	3,179,014
LPL Financial Holdings Inc.	47,263	6,665,973
MarketAxess Holdings Inc.	22,361	10,625,276
Moody’s Corp.	94,849	35,663,224
Morgan Stanley	876,548	84,131,077
Morningstar Inc.	12,805	3,234,927
MSCI Inc., Class A	48,557	28,938,030
Nasdaq Inc.	67,761	12,653,011
Northern Trust Corp.	122,863	13,865,090
Raymond James Financial Inc.	72,185	9,346,514
S&P Global Inc.	141,903	60,836,654
SEI Investments Co.	69,910	4,250,528
State Street Corp.	205,015	17,865,007
Stifel Financial Corp.	61,869	4,116,763
T Rowe Price Group Inc.	133,715	27,299,254
Tradeweb Markets Inc., Class A	61,958	5,373,617
Virtu Financial Inc., Class A	47,286	1,217,142
		793,582,352
Consumer Finance — 7.3%
Ally Financial Inc.	218,679	11,231,353
American Express Co.	383,349	65,372,505
Capital One Financial Corp.	265,948	43,003,792
Credit Acceptance Corp.(a)(b)	6,805	3,298,860
Discover Financial Services	179,689	22,338,936
FirstCash Inc.	24,651	1,952,359
Green Dot Corp., Class A(b)	25,639	1,181,189
LendingTree Inc.(a)(b)	6,669	1,301,922
OneMain Holdings Inc.	54,569	3,328,709
PROG Holdings Inc.	39,966	1,749,312
Santander Consumer USA Holdings Inc.	42,668	1,750,668
SLM Corp.	191,259	3,601,407
Synchrony Financial	318,917	14,995,477
Upstart Holdings Inc.(b)	10,227	1,235,013
		176,341,502
Diversified Financial Services — 0.3%
Equitable Holdings Inc.	227,681	7,028,512

Insurance — 0.3%
Fidelity National Financial Inc.	169,539	7,563,135

IT Services — 18.3%
Mastercard Inc., Class A	515,065	198,784,186
Visa Inc., Class A	996,168	245,445,834
		444,230,020
Thrifts & Mortgage Finance — 0.6%
Essent Group Ltd.	66,604	3,008,503
MGIC Investment Corp.	201,944	2,794,905
New York Community Bancorp. Inc.	274,475	3,233,315
Radian Group Inc.	114,457	2,584,439
Rocket Companies Inc., Class A	81,570	1,406,267
TFS Financial Corp.	28,084	547,076

Schedule of Investments (unaudited) (continued)	iShares® U.S. Financial Services ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
UWM Holdings Corp.(a)	34,029	$259,641
		13,834,146
Total Common Stocks — 99.8%
(Cost: $2,120,026,111)		2,416,141,801

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	10,113,761	10,118,818
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,419,000	2,419,000
		12,537,818

Total Short-Term Investments — 0.5%
(Cost: $12,537,818)		12,537,818

Total Investments in Securities — 100.3%
(Cost: $2,132,563,929)		2,428,679,619

Other Assets, Less Liabilities — (0.3)%		(6,302,184)

Net Assets — 100.0%		$2,422,377,435

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$10,118,625	(a)	$—	$194	$(1)	$10,118,818	10,113,761	$3,504	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,049,000	370,000	(a)	—	—	—	2,419,000	2,419,000	67		—
BlackRock Inc.	47,072,882	25,025,511		(2,335,079)	851,796	1,799,655	72,414,765	83,507	328,765		—
					$851,990	$1,799,654	$84,952,583		$332,336		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Financial E-Mini Index	53	09/17/21	$5,950	$(60,272)

Schedule of Investments (unaudited) (continued)	iShares® U.S. Financial Services ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$2,416,141,801	$—	$—	$2,416,141,801
Money Market Funds	12,537,818	—	—	12,537,818
	$2,428,679,619	$—	$—	$2,428,679,619
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(60,272)	$—	$—	$(60,272)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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